FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:  //  (a)

         of fiscal year ending:  12/31/06(b)

Is this a transition report? (Y/N)    N
                                    -----

Is this an amendment to a previous filing? (Y/N) N
                                                 --

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.

1.    A.   Registrant Name: New England Variable Life Separate Account

      B.   File Number: 811-3713

      C.   Telephone Number: 617-578-3031

2.    A.   Street:  501 Boylston Street

      B.   City:  Boston     C. State:  MA   D.  Zip Code: 02116   Zip Ext:

      E.   Foreign Country: Foreign Postal Code:

3.    Is this the first filing on this form by Registrant? (Y/N)  N
                                                                 ---

4.    Is this the last filing on this form by Registrant? (Y/N)   N
                                                                 ---

5.    Is Registrant a small business investment company (SBIC)?
      (Y/N)____________________________________________________   N
                                                                ----

      [If answer is "Y" (Yes), complete only items 89 through 110.]

6.    Is Registrant a unit investment trust (UIT)? (Y/N) ______   Y
                                                                ----

      [If answer is "Y" (Yes) complete only items 111 through 132.]

7.    A. Is Registrant a series or multiple portfolio company?
         (Y/N)____
         [If answer is "N" (No), go to item 8.]

      B. How many separate series or portfolios did Registrant have at the end of the period? ________________


                                       1                        SEC 2100 (10-94)

For period ending 12/31/06                              If filing more than File
Number 811-3713                                         one Page 47, "X" box:

UNIT INVESTMENT TRUSTS

111.   A.      Depositor Name:

       B.      File Number (if any) ____________________________________

       C.      City:       State    Zip Code       Zip Ext.:_____
                        --       --

               Foreign Country: ___________ Foreign Postal Code: _______

111.   A.      Depositor Name: _________________________________________

       B.      File Number (If any): ________________

       C.      City: __________ State: _____ Zip Code:_____ Zip Ext.:___

               Foreign County: ______________ Foreign Postal Code: _____


112.   A.      Sponsor Name:____________________________________________

       B.      File Number (If any): ______________

       C.      City: _________ State: ______ Zip Code: ____ Zip Ext.:___

               Foreign Country: _____________ Foreign Postal Code: _____

112.   A.      Sponsor Name: ___________________________________________

       B.      File Number (If any): _________________

       C.      City:__________ State: ______ Zip Code: ____ Zip Ext.: ___

               Foreign Country: ____________ Foreign Postal Code: _______

For period ending 12/31/06                              If filing more than File
Number 811-3713                                         one Page 48, "X" box:

113.     A.    Trustee Name: ____________________________________________

         B.    City: _________ State: _____ Zip Code: _____ Zip Ext.:____

               Foreign Country: ____________ Foreign Postal Code: _______

113.     A.    Trustee Name: ____________________________________________

         B.    City: _________ State: _____ Zip Code: _____ Zip Ext.:____

               Foreign Country: ___________ Foreign Postal Code: _____

114.     A.    Principal Underwriter Name:

         B.    File Number: 8-

         C.    City: ___ State: ____     Zip Code: __________ Zip Ext.: ____

               Foreign Country: __________ Foreign Postal Code: _________

114.     A.    Principal Underwriter Name:

         B.    File Number: 8- ____________

         C.    City:________ State: _______ Zip Code: ______ Zip Ext.: ____

               Foreign Country: ____________ Foreign Postal Code: ________

115.     A.    Independent Public Accountant Name:

         B.    City:    State:              Zip Code:  Zip Ext.:_____
                              -

               Foreign Country: _______________ Foreign Postal Code: _____

115.     A.    Independent Public Accountant Name: _______________________

               City: __________ State: _____ Zip Code: _____ Zip Ext.:____

               Foreign Country: _______________ Foreign Postal Code:______

For period ending 12/31/06                              If filing more than File
Number 811-3713                                         one Page 49, "X" box:

116.  Family of Investment companies information:

      A.       Is Registrant part of a family of investment companies?
               (Y/N)______________________________________________     ____
                                                                       Y/N

      B.       Identify the family in 10 letters: _ _
               (NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.  A.       Is Registrant a separate account of an insurance company?
               (Y/N) _____________________________________________      ___
                                                                        Y/N

      If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

      B.       Variable annuity contracts? (Y/N)___________________     ___
                                                                        Y/N

      C.       Scheduled premium variable life contracts? (Y/N) ___     ____
                                                                        Y/N
      D.       Flexible premium variable life contracts? (Y/N) ____     ___
                                                                        Y/N

      E.       Other types of insurance products registered under the
               Securities Act of 1933? (Y/N) ______________________     ___
                                                                        Y/N
118.  State the number of series existing at the end of the
      period that had securities registered under the Securities
      Act of 1933________________________________________________       ____

119.  State the number of new series for which registration
      statements under the Securities Act of 1933 became effective
      during the period_________________________________________         0
                                                                        ---

120.  State the total value of the portfolio securities on the date of deposit for the new series included in item 119
      ($000's omitted)_____________________________________            $___

121.  State the number of series for which a current prospectus was in
      existence at the end of the period _______________                ___

122.  State the number of existing series for which additional units were registered under the Securities Act of 1933 during
      the current period _______________________________                 0
                                                                        ---

For period ending 12/31/06                              If filing more than File
Number 811-3713                                         one Page 50, "X" box:

123. State the total value of the additional units considered in answering item 122 ($000's omitted) ___________________________$_________

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted)_______________________________________________________$_________

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an
      affiliated person of the principal under writer during the current period solely from the sale of units of all series of
      Registrant ($000's omitted)                                    $ 89,511
                                                                     --------

126.  Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
      Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a
      subsequent series.) ($000's omitted)_________________________   $________

For period ending 12/31/06                              If filing more than File
Number 811-3713                                         one Page 50, "X" box:

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                    Number of   Total Assets     Total Income
                                      Series       ($000's       Distributions
                                    Investing     omitted)      ($000's omitted)
                                    ---------     --------      ----------------

A.       U.S. Treasury
         direct issue               ________    $_________        $____________
B.       U.S. Government
         agency                     ________    $_________        $____________
C.       State and municipal
         tax-free                   ________    $_________        $____________
D.       Public utility debt        ________    $_________        $____________
E.       Brokers or dealers
         debt or debt of
         brokers' or dealers'
         parent                     ________    $_________        $____________
F.       All other corporate
         intermed. & long-term
         debt                       ________    $__________       $____________
G.       All other corporate
         short-term debt            ________    $__________       $____________
H.       Equity securities of
         brokers or dealers
         or parents of brokers
         or dealers                 ________    $__________       $____________
I.       Investment company
         equity securities          ________    $__________       $____________

J.       All other equity
         securities                    1        $ 3,786,110       $  50,086
                                    --------     -----------       ------------

K.       Other securities           ________    $__________       $____________

L.       Total assets of
         all series of
         registrant                    1        $  3,786,110      $ 50,086
                                    --------     -----------      --------


                                      50.1

For period ending 12/31/06                                 If filing more than
File Number 811-3713                                       one Page 51, "X" box:

128.     Is the timely payment of principal and interest on
         any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed
         by an entity other than the issuer? (Y/N)____________________      N
                                                                           ---
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

129.     Is the issuer of any instrument covered in item 128
         delinquent or in default as to payment of principal
         or interest at the end of the current period? (Y/N)               ___
                                                                           Y/N
         [If answer is "N" (No), go to item 131.]

130.     In computations of NAV or offering price per unit,
         is any part of the value attributed to instruments
         identified in item 129 derived from insurance or
         guarantees? (Y/N)__________________________________               ___
                                                                           Y/N

131.     Total expenses incurred by all series of Registrant
         during the current reporting period ($000's omitted)          $ 19,502
                                                                       --------

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811- 3713      811-_____        811-_____    811-_____     811-_____
             ------

         811-______     811-_____        811-_____    811-_____     811-_____

         811-______     811-_____        811-_____    811-_____     811-_____

         811-______     811-_____        811-_____    811-_____     811-_____

         811-______     811-_____        811-_____    811-_____     811-_____

         811-______     811-_____        811-_____    811-_____     811-_____

         811-______     811-_____        811-_____    811-_____     811-_____

         811-______     811-_____        811-_____    811-_____     811-_____

         811-______     811-_____        811-_____    811-_____     811-____

                                   SIGNATURES

      This report is signed on behalf of the registrant in the City of Boston and Commonwealth of Massachusetts on the 23rd day of February, 2007.

                                   New England Variable Life
                                            Separate Account


                                   By: New England Life Insurance
                                            Company (Depositor)


                                   By: /s/ Marie C. Swift
                                       ----------------------------
                                            Marie C. Swift
                                            Vice President, Counsel and
                                            Assistant Secretary

Witness: /s/ John E. Connolly, Jr.
         -------------------------
         John E. Connolly, Jr.
         Assistant Secretary